Schedule of Investments - March 31, 2020
Hotchkis & Wiley High Yield Fund (Unaudited)

	Principal
CORPORATE BONDS - 83.16%	Amount	Value
Advertising - 0.76%
MDC Partners, Inc.
6.500%, 05/01/2024 (r)	$17,402,000	$13,182,015

Aerospace/Defense - 1.61%
F-Brasile SpA / F-Brasile US LLC
7.375%, 08/15/2026 (r)	12,860,000	12,860,000
TransDigm, Inc.
6.250%, 03/15/2026 (r)	15,050,000	15,059,361
		27,919,361
Auto Loans - 1.10%
Ford Motor Credit Company LLC
4.389%, 01/08/2026	11,970,000	10,533,600
General Motors Financial Company, Inc.
5.250%, 03/01/2026	9,658,000	8,541,395
		19,074,995
Auto Parts & Equipment - 3.57%
Adient Global Holdings Ltd.
4.875%, 08/15/2026 (r)	9,696,000	6,713,753
Adient US LLC
7.000%, 05/15/2026 (r)	9,795,000	9,115,442
Delphi Technologies PLC
5.000%, 10/01/2025 (r)	14,847,000	11,951,835
The Goodyear Tire & Rubber Company
4.875%, 03/15/2027	11,541,000	10,652,920
Meritor, Inc.
6.250%, 02/15/2024	10,252,000	9,830,181
Panther BF Aggregator 2 LP / Panther Finance Company, Inc.
6.250%, 05/15/2026 (r)	14,268,000	13,563,475
		61,827,606
Automakers - 1.22%
General Motors Company
5.200%, 04/01/2045	8,589,000	6,837,500
Navistar International Corp.
6.625%, 11/01/2025 (r)	16,948,000	14,215,220
		21,052,720
Banking - 1.38%
BNP Paribas SA
6.625% (Fixed until 03/24/2024, then 5 Year Swap Rate USD + 4.149%), Perpetual (r)	13,385,000	11,862,456
Societe Generale SA
7.375% (Fixed until 09/12/2021, then 5 Year Swap Rate USD + 6.238%), Perpetual (r)	12,942,000	11,971,027
		23,833,483
Building & Construction - 4.10%
Ashton Woods USA LLC / Ashton Woods Finance Company
6.750%, 08/01/2025 (r)	16,749,000	13,545,670
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp.
4.875%, 02/15/2030 (r)	6,851,000	5,230,396
TopBuild Corp.
5.625%, 05/01/2026 (r)	13,948,000	12,951,311
TRI Pointe Group, Inc.
5.250%, 06/01/2027	14,842,000	13,331,715
Tutor Perini Corp.
6.875%, 05/01/2025 (r)	11,603,000	9,717,513
Weekley Homes LLC / Weekley Finance Corp.
6.000%, 02/01/2023	17,014,000	16,141,947
		70,918,552
Building Materials - 3.69%
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (r)	10,802,000	9,816,371
4.500%, 11/15/2026 (r)	2,685,000	2,487,787
Builders FirstSource, Inc.
6.750%, 06/01/2027 (r)	12,402,000	12,259,904
Masonite International Corp.
5.750%, 09/15/2026 (r)	12,743,000	12,596,997
Resideo Funding, Inc.
6.125%, 11/01/2026 (r)	13,244,000	11,655,714
Standard Industries, Inc.
6.000%, 10/15/2025 (r)	15,248,000	15,099,637
		63,916,410
Cable & Satellite TV - 5.65%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.375%, 06/01/2029 (r)	37,270,000	38,505,501
CSC Holdings LLC
6.500%, 02/01/2029 (r)	11,905,000	12,906,389
Telenet Finance Luxembourg
5.500%, 03/01/2028 (r)	17,400,000	16,443,000
Virgin Media Secured Finance PLC
5.500%, 05/15/2029 (r)	11,927,000	11,993,195
VTR Finance BV
6.875%, 01/15/2024 (r)	7,830,000	7,154,623
Ziggo BV
4.875%, 01/15/2030 (r)	11,100,000	10,888,018
		97,890,726
Chemicals - 2.42%
Atotech Alpha 3 BV / Alpha US Bidco, Inc.
6.250%, 02/01/2025 (r)	16,389,000	15,180,311
Element Solutions, Inc.
5.875%, 12/01/2025 (r)	11,628,000	11,482,301
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.375%, 09/01/2025 (r)	11,032,000	9,377,200
Univar Solutions USA, Inc.
5.125%, 12/01/2027 (r)	6,325,000	5,790,854
		41,830,666
Consumer/Commercial/Lease Financing - 2.04%
Credit Acceptance Corp.
6.625%, 03/15/2026	9,445,000	8,972,750
DAE Funding LLC
5.000%, 08/01/2024 (r)	15,046,000	13,729,024
Navient Corp.
5.000%, 03/15/2027	6,000,000	5,203,200
Park Aerospace Holdings Ltd.
5.500%, 02/15/2024 (r)	8,500,000	7,333,578
		35,238,552
Department Stores - 0.41%
JC Penney Corp., Inc.
5.875%, 07/01/2023 (r)	18,598,000	7,020,187

Diversified Capital Goods - 3.60%
EnPro Industries, Inc.
5.750%, 10/15/2026	13,130,000	12,890,476
General Electric Company
4.500%, 03/11/2044	8,925,000	8,827,787
5.000% (Fixed until 01/21/2021, then 3 Month LIBOR USD + 3.330%), Perpetual	29,723,000	24,577,206
Matthews International Corp.
5.250%, 12/01/2025 (r)	17,950,000	16,043,082
		62,338,551
Electric - Generation - 0.97%
NRG Energy, Inc.
7.250%, 05/15/2026	5,757,000	6,062,409
5.250%, 06/15/2029 (r)	1,292,000	1,337,930
Vistra Operations Company LLC
5.000%, 07/31/2027 (r)	9,270,000	9,460,499
		16,860,838
Electric - Integrated - 0.53%
Pacific Gas & Electric Company
6.050%, 03/01/2034 (d)	9,018,000	9,158,230

Electronics - 1.69%
Qorvo, Inc.
5.500%, 07/15/2026	15,763,000	16,564,895
4.375%, 10/15/2029 (r)	3,512,000	3,285,915
Sensata Technologies BV
5.625%, 11/01/2024 (r)	9,627,000	9,470,513
		29,321,323
Energy - Exploration & Production - 1.84%
Bellatrix Exploration Ltd.
8.500%, 09/11/2023 (d) (f) (i) (u)	7,411,000	0
3.000% Cash and 9.500% PIK, 12/15/2023 (d) (f) (i) (p) (u)	8,076,000	0
Callon Petroleum Company
6.375%, 07/01/2026	14,153,000	2,385,382
HighPoint Operating Corp.
8.750%, 06/15/2025	16,375,000	7,696,250
Jonah Energy LLC / Jonah Energy Finance Corp.
7.250%, 10/15/2025 (i) (r)	21,084,000	1,054,200
Lonestar Resources America, Inc.
11.250%, 01/01/2023 (i) (r)	16,372,000	3,806,490
Moss Creek Resources Holdings, Inc.
7.500%, 01/15/2026 (r)	22,650,000	6,761,988
PetroQuest Energy, Inc.
10.000% PIK, 02/15/2024 (f) (p) (u)	7,232,843	0
Range Resources Corp.
9.250%, 02/01/2026 (r)	13,543,000	8,201,979
Unit Corp.
6.625%, 05/15/2021 (i)	24,034,000	1,866,240
		31,772,529
Food - Wholesale - 0.84%
Kraft Heinz Foods Company
5.000%, 07/15/2035	6,882,000	6,888,209
Pinnacle Operating Corp.
9.000%, 05/15/2023 (f) (i) (r) (u)	21,872,134	3,062,099
TreeHouse Foods, Inc.
6.000%, 02/15/2024 (r)	4,533,000	4,527,311
		14,477,619
Forestry/Paper - 4.02%
Boise Cascade Company
5.625%, 09/01/2024 (r)	13,989,000	13,376,911
Enviva Partners LP / Enviva Partners Finance Corp.
6.500%, 01/15/2026 (r)	12,510,000	12,291,075
Mercer International, Inc.
7.375%, 01/15/2025	16,775,000	14,112,052
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (r)	27,299,000	12,659,775
Schweitzer-Mauduit International, Inc.
6.875%, 10/01/2026 (r)	17,030,000	17,090,329
		69,530,142
Gaming - 4.13%
Boyd Gaming Corp.
6.000%, 08/15/2026	13,518,000	11,740,957
International Game Technology PLC
6.250%, 01/15/2027 (r)	14,074,000	12,322,491
Jacobs Entertainment, Inc.
7.875%, 02/01/2024 (r)	18,064,000	15,376,890
MGM China Holdings Ltd.
5.875%, 05/15/2026 (r)	4,161,000	3,685,073
Penn National Gaming, Inc.
5.625%, 01/15/2027 (r)	17,840,000	13,387,359
Wynn Macau Ltd.
5.500%, 10/01/2027 (r)	16,812,000	15,029,634
		71,542,404
Gas Distribution - 2.99%
American Midstream Partners LP / American Midstream Finance Corp.
9.500%, 12/15/2021 (r)	13,841,000	13,130,957
EQM Midstream Partners LP
5.500%, 07/15/2028	13,365,000	7,477,049
Holly Energy Partners LP / Holly Energy Finance Corp.
5.000%, 02/01/2028 (r)	11,460,000	9,662,212
PBF Logistics LP / PBF Logistics Finance Corp.
6.875%, 05/15/2023	13,142,000	8,194,563
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (r)	18,170,000	13,377,753
		51,842,534
Health Facilities - 2.93%
CHS / Community Health Systems, Inc.
8.000%, 03/15/2026 (r)	12,055,000	11,520,023
8.000%, 12/15/2027 (r)	2,612,000	2,422,630
6.875%, 04/01/2028 (r)	6,346,000	2,570,130
HCA, Inc.
5.875%, 02/01/2029 (c)	13,696,000	14,534,880
Tenet Healthcare Corp.
6.250%, 02/01/2027 (c) (r)	10,961,000	10,728,079
5.125%, 11/01/2027 (r)	9,240,000	8,858,850
		50,634,592
Health Services - 0.44%
DaVita, Inc.
5.000%, 05/01/2025 (c)	7,666,000	7,703,908

Hotels - 1.01%
Wyndham Destinations, Inc.
4.625%, 03/01/2030 (r)	10,810,000	8,384,506
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (r)	10,386,000	9,108,185
		17,492,691
Investments & Miscellaneous Financial Services - 0.69%
SoftBank Group Corp.
6.000% (Fixed until 07/18/2023, then 5 Year Mid Swap Rate USD + 4.226%), Perpetual	15,481,000	11,920,370

Life Insurance - 0.77%
CNO Financial Group, Inc.
5.250%, 05/30/2029	13,725,000	13,402,022

Machinery - 1.26%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (r)	14,033,000	11,770,109
Itron, Inc.
5.000%, 01/15/2026 (r)	10,517,000	10,080,991
		21,851,100
Managed Care - 0.88%
Centene Corp.
5.375%, 06/01/2026 (r)	5,141,000	5,324,328
5.375%, 08/15/2026 (r)	9,593,000	9,892,781
		15,217,109
Media - Diversified - 0.81%
National CineMedia LLC
5.750%, 08/15/2026	17,301,000	11,739,464
5.875%, 04/15/2028 (r)	3,243,000	2,265,373
		14,004,837
Media Content - 2.02%
Salem Media Group, Inc.
6.750%, 06/01/2024 (r)	20,046,000	16,738,410
Townsquare Media, Inc.
6.500%, 04/01/2023 (r)	18,734,000	18,148,469
		34,886,879
Medical Products - 0.11%
Avanos Medical, Inc.
6.250%, 10/15/2022	2,000,000	1,967,500

Metals/Mining Excluding Steel - 2.46%
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
7.375%, 12/15/2023 (r)	18,022,000	16,945,546
Kaiser Aluminum Corp.
4.625%, 03/01/2028 (r)	9,485,000	8,470,579
Rain CII Carbon LLC / CII Carbon Corp.
7.250%, 04/01/2025 (r)	20,169,000	17,092,623
		42,508,748
Oil Field Equipment & Services - 1.97%
Exterran Energy Solutions LP / EES Finance Corp.
8.125%, 05/01/2025	16,024,000	10,655,960
Nine Energy Service, Inc.
8.750%, 11/01/2023 (r)	19,930,000	5,178,810
SESI LLC
7.750%, 09/15/2024	17,044,000	4,580,490
Shelf Drilling Holdings Ltd.
8.250%, 02/15/2025 (r)	21,192,000	10,659,576
Transocean Poseidon Ltd.
6.875%, 02/01/2027 (r)	3,769,000	3,079,151
		34,153,987
Oil Refining & Marketing - 0.53%
PBF Holding Company LLC / PBF Finance Corp.
6.000%, 02/15/2028 (r)	13,435,000	9,135,800

Packaging - 1.02%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (r)	19,645,000	17,729,612

Personal & Household Products - 1.06%
Energizer Holdings, Inc.
6.375%, 07/15/2026 (r)	8,576,000	8,709,357
Vista Outdoor, Inc.
5.875%, 10/01/2023	11,459,000	9,580,354
		18,289,711
Pharmaceuticals - 1.72%
Bausch Health Companies, Inc.
7.250%, 05/30/2029 (r)	17,203,000	17,948,750
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
6.000%, 07/15/2023 (r)	13,413,000	9,816,304
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.625%, 10/15/2023 (r)	7,880,000	2,019,211
		29,784,265
Printing & Publishing - 1.55%
LSC Communications, Inc.
8.750%, 10/15/2023 (r)	10,050,000	1,155,750
Meredith Corp.
6.875%, 02/01/2026 (c)	16,504,000	14,308,432
Vericast Corp.
9.250%, 03/01/2021 (r)	5,377,000	5,511,425
8.375%, 08/15/2022 (r)	7,486,000	5,836,729
		26,812,336
Recreation & Travel - 0.61%
VOC Escrow Ltd.
5.000%, 02/15/2028 (r)	14,389,000	10,600,376

Restaurants - 0.75%
Yum! Brands, Inc.
7.750%, 04/01/2025 (r)	1,375,000	1,447,188
4.750%, 01/15/2030 (r)	12,333,000	11,555,404
		13,002,592
Software/Services - 1.84%
Fair Isaac Corp.
4.000%, 06/15/2028 (r)	7,377,000	7,137,248
j2 Cloud Services LLC / j2 Cloud Co-Obligor, Inc.
6.000%, 07/15/2025 (r)	4,375,000	4,369,509
Nuance Communications, Inc.
5.625%, 12/15/2026	9,902,000	9,705,421
PTC, Inc.
4.000%, 02/15/2028 (r)	6,395,000	6,189,081
VeriSign, Inc.
5.250%, 04/01/2025	4,244,000	4,366,036
		31,767,295
Specialty Retail - 2.76%
Eagle Intermediate Global Holding BV / Ruyi US Finance LLC
7.500%, 05/01/2025 (r)	15,313,000	8,938,887
Liberty Interactive LLC
8.250%, 02/01/2030	18,750,000	13,898,437
Murphy Oil USA, Inc.
5.625%, 05/01/2027	13,374,000	13,218,093
Parkland Fuel Corp.
5.875%, 07/15/2027 (r)	12,520,000	11,805,734
		47,861,151
Steel Producers/Products - 0.40%
Allegheny Technologies, Inc.
5.875%, 12/01/2027	8,270,000	6,897,180

Support - Services - 2.97%
AECOM
5.125%, 03/15/2027	10,236,000	9,299,841
Ashtead Capital, Inc.
4.250%, 11/01/2029 (r)	10,580,000	9,036,718
The GEO Group, Inc.
5.875%, 10/15/2024	18,013,000	12,766,624
Herc Holdings, Inc.
5.500%, 07/15/2027 (r)	11,737,000	11,004,318
Vizient, Inc.
6.250%, 05/15/2027 (r)	9,285,000	9,344,958
		51,452,459
Technology Hardware & Equipment - 2.42%
CommScope Technologies LLC
6.000%, 06/15/2025 (r)	11,722,000	10,815,889
CommScope, Inc.
6.000%, 03/01/2026 (r)	9,310,000	9,348,376
Ingram Micro, Inc.
5.000%, 08/10/2022	2,000,000	1,621,366
5.450%, 12/15/2024	12,089,000	9,889,065
NCR Corp.
6.125%, 09/01/2029 (r)	10,790,000	10,136,666
		41,811,362
Telecom - Satellite - 0.61%
Telesat Canada / Telesat LLC
6.500%, 10/15/2027 (r)	11,014,000	10,634,568

Telecom - Wireline Integrated & Services - 0.07%
Front Range BidCo, Inc.
4.000%, 03/01/2027 (r)	1,235,000	1,188,687

Transport Infrastructure/Services - 0.94%
GasLog Ltd.
8.875%, 03/22/2022	11,703,000	7,325,329
XPO Logistics, Inc.
6.750%, 08/15/2024 (r)	9,079,000	8,934,235
		16,259,564
Total corporate bonds (Cost $1,792,179,290)		1,439,520,144

CONVERTIBLE BONDS - 0.56%
REITs - 0.56%
Colony Capital, Inc.
3.875%, 01/15/2021	12,137,000	9,740,056
Total convertible bonds (Cost $12,001,332)		9,740,056

TERM LOANS - 7.73%
Chemicals - 0.95%
Hexion, Inc.
4.940% (3 Month LIBOR USD + 3.500%), 07/01/2026 (Acquired 06/27/2019, Cost $4,863,055) (b) (m)	4,912,177	4,170,757
Momentive Performance Materials USA LLC
4.240% (1 Month LIBOR USD + 3.250%), 05/15/2024 (Acquired 04/18/2019 - 07/12/2019, Cost $14,779,718) (b) (m)	14,827,950	12,271,315
		16,442,072
Energy - Exploration & Production - 0.34%
Fieldwood Energy LLC
7.027% (3 Month LIBOR USD + 5.250%), 04/11/2022 (Acquired 04/11/2018 - 09/16/2019, Cost $13,085,692) (b) (m)	13,763,658	4,903,303
9.027% (3 Month LIBOR USD + 7.250%), 04/11/2023 (Acquired 04/11/2018, Cost $9,541,598) (b) (i) (m)	9,785,808	998,153
		5,901,456
Food - Wholesale - 0.78%
WEI Sales LLC
4.000% (1 Month LIBOR USD + 3.000%), 03/31/2025 (Acquired 09/23/2019, Cost $13,976,566) (b) (m)	14,011,595	13,521,190

Machinery - 0.69%
Granite US Holdings Corp.
6.322% (3 Month LIBOR USD + 5.250%), 09/25/2026 (Acquired 09/25/2019, Cost $15,956,597) (b) (m)	16,427,450	11,909,901

Managed Care - 0.61%
Versant Health Holdco, Inc.
4.450% (3 Month LIBOR USD + 3.000%), 12/02/2024 (Acquired 11/02/2017 - 01/10/2019, Cost $12,162,919) (b) (m)	12,260,713	10,470,649

Metals/Mining Excluding Steel - 0.22%
American Zinc Recycling LLC
15.000% PIK, 02/28/2021 (Acquired 01/31/2020, Cost $3,273,797) (f) (i) (m) (p) (u)	3,993,300	3,873,501

Oil Field Equipment & Services - 0.13%
Iracore International Holdings, Inc.
11.250% (1 Month LIBOR USD + 9.000%), 04/13/2021 (Acquired 04/13/2017, Cost $2,229,945) (b) (f) (m) (u)	2,229,945	2,229,945

Oil Refining & Marketing - 0.13%
Par Petroleum LLC
8.600% (1 Month LIBOR USD + 6.750%), 01/11/2025 (Acquired 02/13/2020 - 03/10/2020, Cost $3,051,384) (b) (m)	3,140,000	2,213,700

Pharmaceuticals - 0.33%
Mallinckrodt International Finance SA
4.704% (3 Month LIBOR USD + 3.000%), 02/24/2025 (Acquired 12/23/2019 - 01/22/2020, Cost $6,857,952) (b) (m)	8,211,169	5,642,633

Software/Services - 0.83%
The Dun & Bradstreet Corp.
4.959% (1 Month LIBOR USD + 4.000%), 02/06/2026 (Acquired 02/01/2019 - 03/12/2019, Cost $15,626,656) (b) (m)	15,785,000	14,344,619

Specialty Retail - 1.27%
Ascena Retail Group, Inc.
5.500% (1 Month LIBOR USD + 4.500%), 08/21/2022 (Acquired 07/15/2019 - 11/04/2019, Cost $9,420,105) (b) (m)	14,130,000	4,415,625
Boardriders, Inc.
8.277% (3 Month LIBOR USD + 6.500%), 04/23/2024 (Acquired 03/21/2018, Cost $6,288,550) (b) (m)	6,387,091	4,710,480
Office Depot, Inc.
6.250% (1 Month LIBOR USD + 5.250%), 11/08/2022 (Acquired 11/03/2017, Cost $5,593,284) (b) (m)	5,693,657	5,529,965
PetSmart, Inc.
5.000% (3 Month LIBOR USD + 4.000%), 03/11/2022 (Acquired 12/17/2018 - 01/02/2019, Cost $6,507,044) (b) (m)	7,642,037	7,348,812
		22,004,882
Support - Services - 0.89%
Brookfield WEC Holdings, Inc.
3.989% (1 Month LIBOR USD + 3.000%), 08/01/2025 (Acquired 07/26/2018 - 08/27/2018, Cost $7,425,315) (b) (m)	7,443,098	7,098,854
Drive Chassis Holdco LLC
10.084% (3 Month LIBOR USD + 8.250%), 04/10/2026 (Acquired 04/12/2019 - 05/16/2019, Cost $10,904,768) (b) (m)	11,415,000	8,275,875
		15,374,729
Telecom - Wireline Integrated & Services - 0.56%
Zayo Group Holdings, Inc.
3.989% (1 Month LIBOR USD + 3.000%), 03/09/2027 (Acquired 02/20/2020 - 02/27/2020, Cost $10,242,675) (b) (e) (m)	10,280,000	9,766,000
Total term loans (Cost $171,787,620)		133,695,277
	Shares
PREFERRED STOCKS - 0.00%	Held
Food - Wholesale - 0.00%
Pinnacle Agriculture Enterprises LLC (Acquired 03/10/2017, Cost $11,192,395) (a) (f) (i) (m) (u)	15,232,907	0
Total preferred stocks (Cost $11,192,395)		0

COMMON STOCKS - 3.25%
Automakers - 0.00%
General Motors Company - Escrow (Acquired 11/17/2009 - 04/06/2011, Cost $0) (a) (f) (i) (m) (u)	352,400	0

Chemicals - 0.28%
Hexion Holdings Corp. (a) (i)	518,808	4,928,676

Energy - Exploration & Production - 0.11%
Bellatrix Exploration Ltd. (a) (f) (i) (u)	434,305	435
Fieldwood Energy, Inc. (a) (i)	30,033	390,429
Fieldwood Energy, Inc. (Acquired 05/03/2018, Cost $2,595,252) (a) (i) (m)	111,241	1,446,133
PetroQuest Energy, Inc. (a) (f) (i) (o) (u)	728,495	0
Warren Resources, Inc. (Acquired 11/23/2016, Cost $160,767) (a) (f) (i) (m) (u)	116,226	1,162
		1,838,159
Metals/Mining Excluding Steel - 1.74%
American Zinc Recycling LLC (Acquired 07/19/2012 - 12/10/2019, Cost $43,120,109) (a) (f) (i) (m) (o) (u)	114,835	25,362,566
RA Parent, Inc. (Acquired 12/23/2014 - 08/09/2019, Cost $17,853,515) (a) (f) (i) (m) (o) (u)	288	4,817,565
		30,180,131
Oil Field Equipment & Services - 0.34%
Iracore Investments Holdings, Inc. - Class A (Acquired 04/13/2017, Cost $4,696,250) (a) (f) (i) (m) (o) (u)	22,092	5,855,926

Specialty Retail - 0.78%
Quiksilver, Inc. (Acquired 07/11/2013 - 08/09/2019, Cost $28,586,327) (a) (f) (i) (m) (u)	582,983	13,449,418
Total common stocks (Cost $126,838,752)		56,252,310

WARRANTS - 0.00%
Energy - Exploration & Production - 0.00%
Lonestar Resources America, Inc. (Acquired 08/19/2016 - 09/30/2016, Cost $763,200) (a) (f) (i) (m)
Expiration: December 2021, Exercise Price $5.00	180,000	0
Total warrants (Cost $763,200)		0
Total long-term investments (Cost $2,114,762,589)		1,639,207,787

SHORT-TERM INVESTMENTS - 3.43%	Principal
Time Deposits - 3.43%	Amount
ING Group, 0.15%, 04/01/2020*	$59,427,686	59,427,686
Total short-term investments (Cost $59,427,686)		59,427,686

Total investments - 98.13% (Cost $2,174,190,275)		1,698,635,473

Other assets in excess of liabilities - 1.87%		32,363,328

Net assets - 100.00%		$1,730,998,801

(a)	- Non-income producing security.
(b)	- The coupon rate shown on variable rate securities represents the rate at March 31, 2020.
(c)	- All or a portion of this security is segregated as collateral for credit default swap contracts and/or delayed delivery securities.
(d)	- Issuer is currently in default on its regularly scheduled interest payments.
(e)	- Delayed delivery security.
(f)
 - Security was fair valued under guidelines established by and under the general supervision and responsibility of the Trust's Board of Trustees.  The total market value of these securities was $58,652,617, which represented 3.39% of net assets.  See Security Valuation below.

(i)	- Illiquid security. The total market value of these securities was $70,912,993, which represented 4.10% of net assets.
(m)
 - Restricted security.  Purchased in a private placement transaction; resale to the public may require registration.  The total market value of these securities was $184,628,047, which represented 10.67% of net assets.

(o)
 - Affiliated issuer.  An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the nine months ended March 31, 2020, is set forth below:

					Net Change in
					Unrealized
	Value at			Net Realized	Appreciation	Value at		Shares Held at
Issuer Name	July 1, 2019	Purchases	Sales	Gains (Losses)	(Depreciation)	March 31, 2020	Dividends	March 31, 2020
American Zinc Recycling LLC	$29,175,617	$7,361,568	$-	$-	$(11,174,619)	$25,362,566	$-	$114,835
Bellatrix Exploration Ltd. +	1,612,791	-	(814,034)	(2,860,318)	2,061,996	435	-	434,305
Iracore Investments Holdings, Inc.	3,587,078	-	-	-	2,268,848	5,855,926	-	22,092
PetroQuest Energy, Inc.	2,913,980	-	-	-	(2,913,980)	0	-	728,495
RA Parent, Inc.	10,482,767	-	-	-	(5,665,202)	4,817,565	-	288
	$47,772,233	$7,361,568	$(814,034)	$(2,860,318)	$(15,422,957)	$36,036,492	$-

+	Issuer was not an affiliate as of March 31, 2020.

(p)	- Payment in-kind (PIK) security.
(r)
 - Rule 144A security of the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $1,021,652,459, which represented 59.02% of net assets.

(u)	- Value determined using significant unobservable inputs.
LIBOR	- London Interbank Offered Rate
USD	- United States Dollar
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

Schedule of Credit Default Swap Contracts - March 31, 2020
Hotchkis & Wiley High Yield Fund (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION(1)

Reference Entity	Counterparty	Receive/Pay Fixed Rate(1)	Maturity Date	Payment Frequency	Notional Amount(2)	Upfront Payments (Receipts)	Value(3)	Unrealized Appreciation (Depreciation)

Markit CDX.NA.HY.33	Goldman Sachs International(4)	5.00%	12/20/2024	Quarterly	$ 19,070,800	$ (297,347)	$ (1,051,425)	$ (754,078)
Markit CDX.NA.HY.34	Goldman Sachs International(4)	5.00%	06/20/2025	Quarterly	7,500,000	(491,655)	(479,155)	12,500
					$ 26,570,800	$ (789,002)	$ (1,530,580)	$ (741,578)

(1) The buyer of protection is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default occurs. If a credit event occurs, as defined under the terms of that particular swap agreement, the seller will pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced entity or underlying securities comprising the referenced index.

(2) The maximum potential payment the Fund could receive as a buyer or pay as a seller of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(3) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4) Moody's rating of Goldman Sachs International, the counterparty, as of March 31, 2020 was A3.

Security Valuation. Portfolio securities that are listed on a securities exchange (whether domestic or foreign) or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Fixed-income securities are generally valued on the basis of quotes obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models.   Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset values may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2020:

Level 1 --- Quoted prices in an active market:
Common Stocks	$ 4,928,676
Time Deposits	59,427,686
Level 2 --- Other significant observable market inputs:
Common Stocks:
Energy - Exploration & Production	1,836,562
Convertible Bonds	9,740,056
Corporate Bonds	1,436,458,045
Term Loans	127,591,831
Warrants	0
Level 3 --- Significant unobservable inputs:
Common Stocks:
Automakers	0
Energy - Exploration & Production	1,597
Metals/Mining Excluding Steel	30,180,131
Oil Field Equipment & Services	5,855,926
Specialty Retail	13,449,418
Preferred Stocks:
Food - Wholesale	0
Corporate Bonds	3,062,099
Term Loans	6,103,446

Total Investments	$ 1,698,635,473

Other Financial Instruments
Level 1 --- Quoted prices in an active market	$ -
Level 2 --- Other significant observable market inputs:
Credit Default Swap Contracts*	(741,578)
Level 3 --- Significant unobservable inputs	-

Total Other Financial Instruments	$ (741,578)

* Credit default swap contracts are derivative instruments not reflected on the Schedule of Investments and are reflected at the unrealized appreciation (depreciation) on the instrument.

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.

The following table provides information about the Level 3 values, as well as their inputs, as of March 31, 2020:

	Fair Value at March 31, 2020	Valuation Techniques	Unobservable Inputs	Input Values	Impact to Valuation from an Increase to Input

Common Stocks:	$13,449,418	Calculation of enterprise value using:
		Discounted cash flows	Yield (Discount rate of cash flows)	9.75% - 11.75%	Decrease
		Market comparable companies	EBITDA multiple	6x - 8x	Increase
		Transaction analysis	Guideline transactions	$499 Million - $602 Million	Increase
	435	Estimated recovery value	Probability of asset recovery	$0.00	Increase
	1,162	Last traded price (stale)	N/A	$0.01	Increase
	36,036,057	Market comparable companies	EBIT multiple	4x - 10x	Increase
Total Common Stocks	49,487,072

Preferred Stocks	0	Calculation of enterprise value using:
		Market comparable companies	EBITDA multiple	12x - 13x	Increase
		Transaction analysis	EBITDA multiple	6x - 9x	Increase

Corporate Bonds	3,062,099	Estimated recovery value	Probability of asset recovery	$0.00 - $14.00	Increase

Term Loans:	2,229,945	Market quote (stale)	N/A	$100.00	Increase
	3,873,501	Purchase price	N/A	$97.00	Increase
Total Term Loans	6,103,446
	$58,652,617

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Corporate Bonds	Term Loans	Total
Balance at June 30, 2019	$63,227,625	$7,357,494	$10,707,900	$2,590,943	$83,883,962
Purchases	7,361,569	-	-	3,873,501	11,235,070
Sales	-	-	-	(360,998)	(360,998)
Accrued discounts (premiums)	-	-	-	(599,704)	(599,704)
Realized gains (losses)	-	-	-	-	-
Change in unrealized appreciation (depreciation)	(21,102,557)	(7,357,494)	(10,707,900)	599,704	(38,568,247)
Transfers into Level 3	435	-	3,062,099	-	3,062,534
Balance at March 31, 2020	$49,487,072	$0	$3,062,099	$6,103,446	$58,652,617

Change in unrealized appreciation (depreciation) for Level 3 assets held at March 31, 2020	$(21,102,557)	$(7,357,494)	$(10,707,900)	$599,704	$(38,568,247)

Commitments. Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged.  At March 31, 2020, the Fund did not have any outstanding bridge loan commitments.  Unfunded loan commitments are contractual obligations for funding to a borrower. At March 31, 2020, the Fund did not have any outstanding unfunded loan commitments.